Property and Equipment, Net (Tables)	12 Months Ended
Feb. 28, 2021
Property Plant And Equipment [Abstract]
Components of Property and Equipment, Net

Property and equipment, net, consisted of the followings:

	As of
	February 29, 2020	February 28, 2021
	RMB	RMB	USD
Leasehold improvement	41,970	41,029	6,338
Motor vehicles	2,593	2,819	436
Electronic equipment	4,818	5,281	816
Office equipment & furniture	8,316	7,071	1,092
Construction in progress	125	729	113
Total	57,822	56,929	8,795
Less: accumulated depreciation	38,073	41,125	6,353
Property and equipment, net	19,749	15,804	2,442